Employee Benefit Plans - Stock Options - Compensation Expense (Details) - Options - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Employee Benefit Plans
Total compensation cost recognized	$ 5,000	$ 3,700	$ 3,500
Remaining unrecognized compensation expense related to nonvested awards	$ 8,700
Weighted average remaining recognition period	1 year 8 months 12 days